SEGMENT REPORTING	12 Months Ended
Jun. 30, 2022
SEGMENT REPORTING
SEGMENT REPORTING

NOTE 27. SEGMENT REPORTING

ASC 280, “Segment Reporting,” establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Company’s business segments. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. Management, including the chief operating decision maker, reviews operation results by the revenue of different products. Based on management’s assessment, the Company has determined that it has four operating segments: automation product and software, equipment and accessories, oilfield environmental protection and platform outsourcing services.

The following tables present summary information by segment for the years ended June 30, 2020, 2021 and 2022, respectively:

	For the year ended June 30,
	2020	2021	2022	2022
	RMB	RMB	RMB	U.S. Dollars
Automation product and software	¥51,413,830	¥18,535,166	¥31,944,055	$4,769,390
Equipment and accessories	14,222,623	15,791,623	17,159,381	2,561,973
Oilfield environmental protection	124,198	11,043,979	25,335,363	3,782,684
Platform outsourcing services	—	2,567,807	9,338,772	1,394,321
Total revenue	¥65,760,651	¥47,938,575	¥83,777,571	$12,508,368

	For the year ended June 30, 2022
	Automation	Equipment	Oilfield	Platform
	product and	and	environmental	outsourcing
	software	accessories	protection	services	Total
	RMB	RMB	RMB	RMB	RMB
Revenue	¥31,944,055	¥17,159,381	¥25,335,363	¥9,338,772	¥83,777,571
Cost of revenue and related tax	29,824,014	10,479,615	20,222,446	3,826,759	64,352,834
Gross profit	¥2,120,041	¥6,679,766	¥5,112,917	¥5,512,013	¥19,424,737
Depreciation and amortization	¥421,619	¥814,960	¥2,045,601	¥57,688	¥3,339,868
Total capital expenditures	¥14,823	¥21,456	¥768,795	¥194,578	¥999,652
Timing of revenue recognition
Goods transferred at a point in time	¥31,944,055	¥17,159,381	¥15,779,825	¥9,338,772	¥74,222,033
Services rendered over time			9,555,538	—	9,555,538
Total revenue	¥31,944,055	¥17,159,381	¥25,335,363	¥9,338,772	¥83,777,571

	For the year ended June 30, 2021
	Automation	Equipment	Oilfield	Platform
	product and	and	environmental	outsourcing
	software	accessories	protection	services	Total
	RMB	RMB	RMB	RMB	RMB
Revenue	¥18,535,166	¥15,791,623	¥11,043,979	¥2,567,807	¥47,938,575
Cost of revenue and related tax	19,942,541	11,264,971	8,045,567	1,470,468	40,723,547
Gross profit	¥(1,407,375)	¥4,526,652	¥2,998,412	¥1,097,339	¥7,215,028
Depreciation and amortization	¥277,496	¥851,612	¥2,000,952	¥20,729	¥3,150,789
Total capital expenditures	¥26,761	¥136,224	¥315,944	¥43,487	¥522,416
Timing of revenue recognition
Goods transferred at a point in time	¥18,535,166	¥15,791,623	¥9,654,418	¥2,567,807	¥46,549,014
Services rendered over time	—	—	1,389,561	—	1,389,561
Total revenue	¥18,535,166	¥15,791,623	¥11,043,979	¥2,567,807	¥47,938,575

	For the year ended June 30, 2020
	Automation	Equipment	Oilfield	Platform
	product and	and	environmental	outsourcing
	software	accessories	protection	services	Total
	RMB	RMB	RMB	RMB	RMB
Revenue	¥51,413,830	¥14,222,623	¥124,198	¥—	¥65,760,651
Cost of revenue and related tax	38,257,914	7,683,662	212,679	—	46,154,255
Gross profit	¥13,155,916	¥6,538,961	¥(88,481)	¥—	¥19,606,396
Depreciation and amortization	¥98,756	¥683,522	¥827,422	¥—	¥1,609,700
Total capital expenditures	¥85,975	¥—	¥3,782,911	¥—	¥3,868,886
Timing of revenue recognition
Goods transferred at a point in time	¥10,871,301	¥14,222,623	¥—	¥—	¥25,093,924
Services rendered over time	40,542,529	—	124,198	—	40,666,727
Total revenue	¥51,413,830	¥14,222,623	¥124,198	¥—	¥65,760,651

	June 30,	June 30,	June 30,
	2021	2022	2022
	RMB	RMB	U.S. Dollars
Total assets:
Automation product and software	¥156,435,379	¥147,377,607	$22,004,142
Equipment and accessories	160,299,200	149,876,933	22,377,300
Oilfield environmental protection	139,326,144	107,755,500	16,088,380
Platform outsourcing services	110,455,937	85,232,044	12,725,527
Total Assets	¥566,516,660	¥490,242,084	$73,195,349